SUBSEQUENT EVENTS (Q1) (Details) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 08, 2015 USD ($) Director $ / shares shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2015	Apr. 15, 2015 shares	Jan. 02, 2015	Dec. 31, 2013 $ / shares shares
Subsequent Event [Line Items]
Common stock shares acquired (in shares) | shares		13,724,756	13,724,756				13,700,862
Preferred share's stated value (in dollars per share) | $ / shares			$ 0.001				$ 0.001
Dividend payment due date		Jul. 01, 2017
Preferred stock redemption date		May 20, 2020
Warrant exercise period		5 years
Net decrease in cash		$ (3.5)
Preferred stock issued (in shares) | shares			0				0
Credit Agreement [Member]
Subsequent Event [Line Items]
Cash balance maintained for credit facility		$ 3.5
Note Amendment [Member] | 24 Months Period [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)	1.50%
Note Amendment [Member] | After 24 Months Period [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)	12.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of preferred stock and warrants (in shares) | shares	31,046	31,046
Common stock shares acquired (in shares) | shares	9,313,800	9,300,000
Common stock shares acquired, value	$ 22.5
Common stock shares acquired value in exchange of subordinated notes	8.5
Payment of credit agreement	10.0
Prepayment penalities, legal fees and expenses	$ 1.6
Preferred stock dividend rate (in hundredths)	8.00%
Preferred share's stated value (in dollars per share) | $ / shares	$ 1,000
Preferred stock conversion rate (in dollars per share) | $ / shares	1.00
Preferred stock redemption rate (in dollars per share) | $ / shares	$ 1,000
Preferred stock redemption percentage on trading price (in hundredths)	85.00%
Number of directors appointed by preferred stock holders | Director	2
Number of directors | Director	11
Number of board of directors after the reduction | Director	7
Exercise Price (in dollars per share) | $ / shares	$ 1.50
Percentage of proxies held on outstanding common shares (in hundredths)	50.00%
Net decrease in cash	$ (2.5)
Preferred stock issued (in shares) | shares					15,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of stockholders in obtaining proxies (in hundredths)	5.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of damage on aggregated subscription amount (in hundredths)	6.00%
Subsequent Event [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Payment of credit agreement	$ 10.0
Prepayment penalities, legal fees and expenses	1.7
Cash balance maintained for credit facility	1.0		$ 1.0
Net decrease in cash	2.5
Fixed Charge Coverage Ratio (in hundredths)		0.73		0.63
Senior Leverage Ratio (in hundredths)		7.50		6.92
Total Leverage Ratio (in hundredths)		9.00		8.95
Amount outstanding	$ 10.0		$ 10.0
Subsequent Event [Member] | Credit Agreement [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)	10.64%		10.64%
Subsequent Event [Member] | Note Amendment [Member]
Subsequent Event [Line Items]
Common stock shares acquired value in exchange of subordinated notes	$ 8.5
Interest rate (in hundredths)	12.00%		12.00%
Percentage of interest due payable in cash (in hundredths)	45.00%		45.00%
Preferred stock issued (in shares) | shares	8,546
Warrants issued (in shares) | shares	2,564,000
Subsequent Event [Member] | Note Amendment [Member] | 24 Months Period [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)						1.50%
Subsequent Event [Member] | Note Amendment [Member] | After 24 Months Period [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)						12.00%
Subsequent Event [Member] | Convertible Preferred Stock [Member] | Note Amendment [Member]
Subsequent Event [Line Items]
Percentage of outstanding balance to be converted under subordinated note (in hundredths)	50.00%		50.00%
Subsequent Event [Member] | Board Members and Affiliates [Member]
Subsequent Event [Line Items]
Sale of preferred stock and warrants (in shares) | shares	16,500
Common stock shares acquired (in shares) | shares	4,950,000
Common stock shares acquired, value	$ 16.5